Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS
— 96 .5%
Australia — 6 .0%
85,525
ANZ Group Holdings, Ltd. ........... $ 1,510,644
1,580
BHP Group, Ltd. .................. 54,276
87,522
BlueScope Steel, Ltd. ............... 1,395,620
59,375
Fortescue, Ltd. .................... 1,174,181
62,111
Pilbara Minerals, Ltd. ............... 167,186
159,411
Qantas Airways, Ltd. (a) ............. 583,346
84,407
Santos, Ltd. ...................... 437,146
375,025
Stockland ....................... 1,137,245
121,920
Suncorp Group, Ltd. ................ 1,150,691
7,610,335
Austria — 1 .0%
30,671
Erste Group Bank AG ............... 1,243,650
Belgium — 1 .8%
13,975
Groupe Bruxelles Lambert NV ........ 1,098,761
9,364
Solvay SA ....................... 286,656
9,364
Syensqo SA (a) .................... 974,402
2,359,819
Bermuda — 0 .9%
146,925
Aegon, Ltd. ...................... 851,214
6,400
Jardine Matheson Holdings, Ltd. ....... 263,744
1,114,958
Cayman Islands — 0 .9%
219,000
CK Hutchison Holdings, Ltd. ......... 1,173,740
Denmark — 1 .9%
9,393
Carlsberg AS , Class B .............. 1,177,898
8,698
Pandora A/S ...................... 1,202,034
2,379,932
Finland — 1 .1%
110,896
Nordea Bank Abp .................. 1,374,328
France — 12 .0%
17,850
Amundi SA (b) .................... 1,213,859
31,094
AXA SA ........................ 1,012,280
4,226
BNP Paribas SA ................... 292,001
27,775
Bouygues SA ..................... 1,046,195
2,981
Capgemini SE .................... 621,153
19,909
Cie de Saint-Gobain SA ............. 1,465,089
44,627
Credit Agricole SA ................. 633,166
3,716
Dassault Aviation SA ............... 735,128
9,942
Eiffage SA ....................... 1,064,840
77,223
Engie SA ........................ 1,357,015
8,278
Ipsen SA ........................ 986,044
107,959
Orange SA ...................... 1,228,045
15,147
Publicis Groupe SA ................ 1,404,609
26,757
Renault SA ...................... 1,090,114
10,400
Sodexo SA ...................... 1,143,745
15,293,283
Germany — 7 .4%
12,478
Bayerische Motoren Werke AG ........ 1,388,253
1,925
Brenntag SE ..................... 176,851
83,339
Deutsche Lufthansa AG (a) ........... 740,433
Shares Fair Value
COMMON STOCKS
— (continued)
Germany — (continued)
72,485
Deutsche Telekom AG .............. $ 1,740,431
96,951
E.ON SE ........................ 1,300,403
13,775
Fresenius Medical Care AG ........... 577,254
36,610
Fresenius SE & Co. KGaA ........... 1,134,466
14,220
Heidelberg Materials AG ............ 1,270,610
12,395
Henkel AG & Co. KGaA ............ 889,151
5,924
Infineon Technologies AG ............ 247,205
9,465,057
Ireland — 1 .0%
17,500
CRH PLC ....................... 1,210,300
Israel — 2 .0%
8,452
Check Point Software Technologies, Ltd. (a) 1,291,381
115,922
Teva Pharmaceutical Industries, Ltd. ,
ADR (a) ..................... 1,210,226
2,501,607
Italy — 4 .2%
165,575
Enel SpA ........................ 1,230,153
499,493
Intesa Sanpaolo SpA ............... 1,457,666
21,000
Recordati Industria Chimica e Farmaceutica
SpA ....................... 1,132,024
58,146
UniCredit SpA .................... 1,576,834
5,396,677
Japan — 23 .1%
23,500
Asahi Group Holdings, Ltd. .......... 876,333
28,900
Daiwa House Industry Co., Ltd. ........ 875,608
2,300
Disco Corp. ...................... 570,596
284,700
ENEOS Holdings, Inc. .............. 1,131,531
119,500
Honda Motor Co., Ltd. .............. 1,242,461
201,500
Idemitsu Kosan Co., Ltd. ............ 1,096,817
85,800
Inpex Corp. ...................... 1,158,909
40,747
ITOCHU Corp. ................... 1,666,581
58,718
Japan Tobacco, Inc. ................ 1,517,923
70,600
JFE Holdings, Inc. ................. 1,095,301
74,465
Marubeni Corp. ................... 1,176,917
171,000
Mitsubishi Chemical Holdings Corp. .... 1,047,830
96,084
Mitsubishi Corp. .................. 1,535,640
166,553
Mitsubishi HC Capital, Inc. ........... 1,118,386
38,523
Mitsui & Co., Ltd. ................. 1,447,481
34,786
Mitsui OSK Lines, Ltd. ............. 1,114,386
22,700
MS&AD Insurance Group Holdings, Inc. . 892,867
17,800
Nippon Yusen KK ................. 551,800
16,000
Nitto Denko Corp. ................. 1,197,163
53,930
Ono Pharmaceutical Co., Ltd. ......... 962,325
28,200
Otsuka Holdings Co., Ltd. ............ 1,057,800
101,000
Panasonic Holdings Corp. ............ 1,000,330
67,614
Renesas Electronics Corp. (a) .......... 1,222,327
24,900
Shionogi & Co., Ltd. ............... 1,200,498
59,785
Sumitomo Corp. .................. 1,304,246
21,400
Toyota Tsusho Corp. ................ 1,260,930
29,322,986
Netherlands — 5 .2%
31,377
ABN AMRO Bank NV (b) ............ 470,739

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS
— (continued)
Netherlands — (continued)
3,200
EXOR NV ....................... $ 319,704
13,968
Koninklijke Ahold Delhaize NV ....... 401,151
30,471
NN Group NV .................... 1,202,575
19,907
Randstad NV ..................... 1,246,498
67,052
Stellantis NV ..................... 1,565,566
28,096
STMicroelectronics NV ............. 1,403,345
6,609,578
Norway — 0 .8%
45,707
DNB Bank ASA ................... 971,733
Singapore — 1 .7%
43,900
Jardine Cycle & Carriage, Ltd. ........ 989,933
223,600
Singapore Airlines, Ltd. ............. 1,111,435
2,101,368
Spain — 4 .5%
177,132
Banco Bilbao Vizcaya Argentaria SA .... 1,608,552
275,149
CaixaBank SA .................... 1,131,775
16,593
Industria de Diseno Textil SA ......... 722,273
70,751
Repsol SA ....................... 1,050,520
305,125
Telefonica SA .................... 1,190,402
5,703,522
Sweden — 3 .0%
52,750
H & M Hennes & Mauritz AB , Class B .. 923,722
130,976
Securitas AB , Class B ............... 1,280,146
32,461
Svenska Handelsbanken AB , Class A .... 352,254
62,632
Swedbank AB , Class A .............. 1,262,445
3,818,567
Switzerland — 10 .0%
11,125
Cie Financiere Richemont SA ......... 1,531,085
19,177
Holcim AG ...................... 1,505,339
13,617
Logitech International SA ............ 1,291,352
27,090
Novartis AG ...................... 2,733,640
9,918
Roche Holding AG ................. 2,891,783
12,478
Swiss Re AG ..................... 1,402,913
2,675
Zurich Insurance Group AG .......... 1,398,169
12,754,281
United Kingdom — 8 .0%
293,365
BP PLC ......................... 1,743,111
18,327
Coca-Cola Europacific Partners PLC .... 1,223,144
50,700
Imperial Brands PLC ............... 1,167,446
8,485
InterContinental Hotels Group PLC ..... 766,812
309,290
J Sainsbury PLC .................. 1,192,960
548,719
JD Sports Fashion PLC .............. 1,160,695
387,919
Rolls-Royce Holdings PLC (a) ......... 1,481,900
358,577
Tesco PLC ....................... 1,327,760
172,083
Vodafone Group PLC ............... 150,383
10,214,211
Total Common Stocks
    (Cost $ 103,599,500 ) ..............
122,619,932
Shares Fair Value
PREFERRED STOCKS
— 1 .8%
Germany — 1 .8%
11,077
Bayerische Motoren Werke AG ........ $ 1,099,949
14,075
Henkel AG & Co. KGaA ............ 1,132,106
Total Preferred Stocks
    (Cost $ 1,885,171 ) ................
2,232,055
MONEY MARKET FUND
— 1 .0%
United States — 1 .0%
1,337,985
Federated Treasury Obligations Fund ,
Institutional Shares , 5.22% (c) ..... 1,337,985
Total Money Market Fund
    (Cost $ 1,337,985 ) ................
1,337,985
Total Investments — 99 .3%
 (Cost $ 106,822,656 ) ...........................
126,189,972
Net Other Assets (Liabilities) — 0 .7% ............... 911,212
NET ASSETS - 100.0% ........................
$ 127,101,184
(a) Represents non-income producing security.
(b) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC
(the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) Represents the current yield as of report date.
ADR American Depositary Receipt

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Industry
Percentage
of net assets
Aerospace & Defense .......................... 1 .8%
Automobiles ................................ 5 .0%
Banks ..................................... 11 .0%
Beverages .................................. 2 .6%
Building Products ............................ 1 .1%
Capital Markets .............................. 0 .9%
Chemicals .................................. 2 .7%
Commercial Services & Supplies .................. 1 .0%
Construction & Engineering ..................... 1 .6%
Construction Materials ......................... 3 .1%
Consumer Staples Distribution & Retail ............. 2 .2%
Diversified REITs ............................ 0 .9%
Diversified Telecommunication Services ............ 3 .3%
Electric Utilities .............................. 1 .0%
Financial Services ............................ 2 .1%
Health Care Providers & Services ................. 1 .3%
Hotels, Restaurants & Leisure .................... 1 .5%
Household Durables ........................... 0 .8%
Household Products ........................... 1 .6%
Industrial Conglomerates ....................... 1 .9%
Insurance ................................... 6 .2%
IT Services ................................. 0 .5%
Marine Transportation ......................... 1 .3%
Media ..................................... 1 .1%
Metals & Mining ............................. 3 .0%
Money Market Fund ........................... 1 .1%
Multi-Utilities ............................... 2 .1%
Oil, Gas & Consumable Fuels .................... 5 .3%
Passenger Airlines ............................ 2 .0%
Pharmaceuticals .............................. 9 .6%
Professional Services .......................... 1 .0%
Real Estate Management & Development ............ 0 .7%
Semiconductors & Semiconductor Equipment ........ 2 .8%
Software ................................... 1 .0%
Specialty Retail .............................. 2 .2%
Technology Hardware, Storage & Peripherals ......... 1 .0%
Textiles, Apparel & Luxury Goods ................. 2 .2%
Tobacco ................................... 2 .1%
Trading Companies & Distributors ................ 6 .6%
Wireless Telecommunication Services .............. 0 .1%
99 .3%

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
December 31, 2023 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund ...... $ 126,189,972(a) $ — $ — $ 126,189,972
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
December 31, 2023 (Unaudited)
without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.